N-2 - USD ($)				8 Months Ended		12 Months Ended
		Jul. 24, 2026	Jun. 30, 2026	Mar. 31, 2024		Mar. 31, 2026	Mar. 31, 2025	Jul. 31, 2023 [7]
Cover [Abstract]
Entity Central Index Key		0001903070
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		7
Entity Registrant Name		HARTFORD SCHRODERS PRIVATE OPPORTUNITIES FUND
Entity Address, Address Line One		690 Lee Road
Entity Address, City or Town		Wayne
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19087
City Area Code		610
Local Phone Number		386-4068
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS I	CLASS SDR
Maximum Sales Charge (Load) Imposed on Purchases	3.50%	None	None
Maximum Repurchase Fee(1)	2.00%	2.00%	2.00%
Dividend Reinvestment Plan Fees(2)	None	None	None

(1)	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first-in, first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”

(2)	The expenses of administering the dividend reinvestment plan are included in “Total Other Expenses.” See “Dividend Reinvestment Plan.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee(3)	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.70%	None	None
Total Other Expenses(4)	2.74%	2.84%	2.59%
Acquired Fund Fees and Expenses(5)	1.99%	1.99%	1.99%
Total Annual Fund Operating Expenses	6.93%	6.33%	6.08%
Fee Waiver and/or Expense Reimbursement(3)(6)	2.34%	2.34%	2.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)(6)	4.59%	3.99%	3.74%

(3)	As of July 24, 2026, the Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.50%. This waiver will remain in effect through July 31, 2027.

(4)	“Total Other Expenses” have been restated to reflect the estimated transfer agency fees for the current fiscal year.

(5)	Represents estimated operating fees and expenses of the Investment Interests in which the Fund invests. Some or all of the Investment Interests in which the Fund invests charge carried interest, incentive fees or allocations based on the Investment Interests’ performance. The Investment Interests in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Interests may be reduced in part by amounts received by the Investment Interests’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Interests’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Interests as if all portfolio companies were sold at fair values. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Interests (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Interests) after refunds, excluding any performance-based fees or allocations paid by the Investment Interests that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Interests.

(6)	The Adviser has contractually agreed to reimburse expenses to limit total net operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, sub-transfer agency fees payable by Hartford Administrative Services Company (“HASCO”) to the extent that such sub-transfer agency fees are a component of the transfer agency fee payable by the Fund to HASCO, acquired fund fees and expenses, interest expenses, and certain extraordinary expenses) to no more than 0.75% of the Fund’s average monthly net assets. This contractual arrangement will remain in effect at least until July 31, 2027 unless the Fund’s Board of Trustees approves its earlier termination.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the management fee waiver and expense limitation arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$79	$211	$338	$634
Class I	$40	$166	$289	$582
Class SDR	$38	$159	$279	$565

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts or waivers if you invest at least $100,000 in Class A Shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, and in the section “Sales Charges—Class A Shares” beginning on page 60 of the Prospectus.

Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares (i.e., common shares)
Other Expenses, Note [Text Block]		“Total Other Expenses” have been restated to reflect the estimated transfer agency fees for the current fiscal year.
Acquired Fund Fees and Expenses, Note [Text Block]		Represents estimated operating fees and expenses of the Investment Interests in which the Fund invests. Some or all of the Investment Interests in which the Fund invests charge carried interest, incentive fees or allocations based on the Investment Interests’ performance. The Investment Interests in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Interests may be reduced in part by amounts received by the Investment Interests’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Interests’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Interests as if all portfolio companies were sold at fair values. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Interests (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Interests) after refunds, excluding any performance-based fees or allocations paid by the Investment Interests that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Interests.
Acquired Fund Fees Estimated, Note [Text Block]		Represents estimated operating fees and expenses of the Investment Interests in which the Fund invests.
Financial Highlights [Abstract]
Senior Securities Amount				$ 0		$ 0	$ 0
Senior Securities, Note [Text Block]		SENIOR SECURITIES The Fund had no senior securities outstanding as of March 31, 2024, 2025 and 2026, respectively.
Senior Securities Headings, Note [Text Block]		SENIOR SECURITIES
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund seeks to provide long-term capital appreciation. The Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

Investment Opportunities and Strategies

The Fund seeks to achieve its investment objective by investing in a wide range of private equity investments worldwide. The Fund invests primarily in the equity interests of companies that are not listed on stock exchanges (private equity) and that are seeking to actively build, grow, transform or innovate. Under normal circumstances, the Fund intends to invest at least 80% of its assets in private investments of any type. The Fund’s private investments will include (i) co-investments and direct investments in operating companies through the acquisition of equity or equity-like securities or special purpose vehicles that acquire the securities of privately-owned companies, (ii) primary offerings and secondary acquisitions of private equity assets and/or (iii) interests in alternative investment funds that pursue private equity strategies. The Fund may also invest in shares of private money market funds.

The Fund aims to provide broad exposure by allocating the Fund’s assets on an opportunistic basis across private equity strategies, regions, sectors and industries. The Fund will generally focus on Investment Interests that provide exposure to companies considered to be small to medium-sized enterprises that have an enterprise value between $50 million to $1 billion. Private equity strategies in which the Fund will invest are linked to the financial purpose of the underlying interests. These Strategies may include a management or leveraged buyout of a mature company (Buyout); providing expansion capital to companies in their development stage (Growth Capital); providing capital to finance innovation for companies early in their commercial development (Venture Capital); and providing financing to companies that are undergoing a special situation such as restructuring (Special Situations). In selecting investments for the Fund, the Sub-Advisers will integrate financially material environmental, social and governance (“ESG”) characteristics (when available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment.

The Fund may access investment opportunities within the Strategies through Direct Investments or primary and Secondary Investments in Investment Funds. Direct Investments relate to holdings in unlisted equities of companies, whether by directly acquiring the securities of an operating company or by investing through a special purpose vehicle that acquires the securities of an operating company, typically as co-investments alongside a private equity manager that is sponsoring the investment transaction. Secondary Investments entail acquiring an interest in one or more assets of a private equity fund or another investor’s existing interest in a private equity investment through a negotiated transaction in which the private equity manager managing the investment remains the same. Primary fund investments entail investing in Investment Funds during their initial fundraising. The Investment Funds, in turn, use the proceeds of these investments to invest in privately held companies or make private investments in public companies, potentially to take them private. In addition, the Fund may invest in money market instruments and hold cash. Under normal circumstances, the Fund expects to invest up to 20% of its assets in such investments. In connection with the implementation of changes in asset allocation, in periods when the Fund receives large cash inflows, or for temporary or defensive purposes, the Fund’s cash balance may exceed 20% of the Fund’s assets until new investments can be made to deploy cash resources.

Some of the income that the Fund may earn directly or through an Investment Interest, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

Portfolio Composition

The Fund’s portfolio will consist primarily of various types of private equity investments. Private equity generally refers to privately negotiated investments made in non-public companies. Private equity firms typically seek to invest in quality companies at attractive valuations and use strategic and operational expertise to enhance value and improve portfolio company performance. Buyout funds seek to acquire private and public companies, as well as divisions of companies, and reposition them for sale at a multiple of invested equity by enhancing the value of the portfolio company.

The Fund’s actively managed private equity investments provide a range of exposures that may differ by private equity strategy, region, investment type, sector and underlying company exposure. The Fund focuses on small to medium-sized companies.

The Fund pursues a private equity investment strategy that seeks to build a global portfolio of primarily small and medium-sized companies through buyout, growth capital, venture capital and special situation private equity investment strategies. The Fund seeks to invest across a broad range of sectors, including healthcare, information technology, consumer discretionary and consumer staples, business services and industrials. The Fund’s Investment Interests will generally consist of either Direct Investments or Investment Funds. Direct Investments relate to holdings in unlisted equities of companies, whether by directly acquiring the securities of an operating company or by investing through a special purpose vehicle that acquires the securities of an operating company, typically as co-investments alongside a private equity manager that is sponsoring the investment transaction. Secondary Investments entail acquiring an interest in one or more assets of a private equity fund or another investor’s existing interest in a private equity investment through a negotiated transaction in which the private equity manager managing the investment remains the same. Primary fund investments entail investing in Investment Funds during their initial fundraising. The Investment Funds, in turn, use the proceeds of these investments to invest in privately held companies or make private investments in public companies, potentially to take them private.

Target Investment Strategies – The Fund seeks to invest capital in Buyout, Growth Capital, Venture Capital and Special Situation type private equity strategies.

Buyout – A buyout investment is an equity investment in a company that facilitates a change in control of the company’s ownership. The private equity firm sponsoring the transaction is investing equity capital to acquire a controlling interest in or effective control of the target company. By acquiring a controlling interest, the private equity investor is in a better position to influence the company’s strategic direction. The focus on small and medium-sized buyout opportunities gives the Fund a distinction from other closed-end funds with limited liquidity, which tend to have a bias toward larger transaction sizes, where correlation to the public markets historically has tended to be higher. The Sub-Advisers’ global private equity practice seeks to invest alongside private equity managers that specialize in specific sectors and/or approaches to enhance company value. The Sub-Advisers believe this strategy offers superior return potential compared to large buyouts and/or investing alongside private equity managers with a less focused approach to enhancing company value for the following reasons:

●	Specialist managers targeting small to medium-sized private companies are often preferred buyers for private companies due to deep expertise and ability to generate value through operational improvements.

●	Small and medium buyout managers source the majority of investment opportunities from families and entrepreneurs, which typically show a preference for smooth ownership transition rather than large auction processes. This can benefit managers in the form of reduced competition for deals and favorable entry valuations.

Growth Capital – A growth capital investment is an equity investment in a company seeking to raise capital primarily to fund the company’s growth initiatives. Growth capital is an important and sizable private equity strategy globally and is particularly attractive if capital can be invested into quality growth companies with strong management at moderate entry prices. This requires proprietary deal sourcing and strong private equity investor value-add and thus tends to be specifically accessible through sector specialists. In a growth capital financing, the private equity investor acquires a meaningful and influential ownership position but typically not a majority interest in the company. The companies typically targeted in a growth capital financing are experiencing rapid revenue growth, have a proven business model, operational scale, and the potential to generate attractive net profitability and operating cash flows if the company de-emphasized its high investment to rapidly grow the business.

Venture Capital – A venture capital investment is an equity investment in a company seeking to raise capital primarily to fund the company’s research and development, market development and revenue growth initiatives. In a venture capital investment, the private equity investor acquires a meaningful and influential ownership position but typically not a majority interest in the company. The companies typically targeted for a venture capital investment are earlier in the development of their business models and are pursuing large market opportunities through the creation of innovative technologies and/or business models that have the potential to disrupt an established industry or deliver a novel solution to a specific market need.

Special Situations – A special situations investment is a private equity investment that may arise opportunistically to provide a company with capital that has equity or equity-like characteristics. The capital is typically being raised by the issuer to address a financial need outside the common private equity uses of a change in control or growth financing. A common type of special situations investment may occur when a company is faced with financial distress and new equity capital is required to satisfy the demands of the issuer’s lenders.

Over the long term and under normal conditions, the Sub-Advisers expect to allocate the majority of the Fund’s assets to Direct Investments and Secondary Investments and expect to allocate no more than 20% of the Fund’s assets to Primary Investments.

Direct Investments. The Fund’s Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm or other entity and are generally structured such that the co-investors are passive.

The market for Direct Investments may be limited, and the Direct Investments to which the Fund wishes to allocate its assets may not be available at any given time. Direct Investments may be heavily negotiated and may incur additional transaction costs for the Fund. Direct Investments are more concentrated than Primary Investments and Secondary Investments in an investor’s interest in an Investment Fund, which usually hold multiple operating companies. There is a potential risk that third party investment managers providing Direct Investments may choose not to make the most attractive co-investments available to the Fund and may instead reserve such opportunities for larger client relationships or their own accounts.

Secondary Investments. Secondary Investments, or “secondaries,” refer to investments in which one investor acquires another investor’s existing interest in a private equity investment through a negotiated transaction in which the private equity manager managing the underlying investment remains the same. In making Secondary Investments, the buyer acquires exposure to one or more existing assets of a private equity fund by either acquiring an interest in a fund created to hold the acquired assets or by acquiring the interests of an existing limited partner of the private equity fund and agreeing to take on future funding obligations in exchange for future returns and distributions. A Secondary Investment that involves acquiring an investor’s interests in a private equity fund may be purchased at a discount to an Investment Fund’s net asset value. As a result, Secondary Investments acquired at a discount may result in unrealized gains to the Fund at the time the Fund next calculates its monthly net asset value. Because Secondary Investments are generally made after an Investment Fund has deployed capital into portfolio companies, these investments are viewed as more mature and may not exhibit the initial decline in net asset value associated with Primary Investments and may reduce the impact of the J-curve associated with private equity primary fund investing. However, there can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio companies.

The market for certain Secondary Investments may be very limited, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for Secondary Investment at any given time. Secondary Investments may be heavily negotiated and may incur additional transaction costs for the Fund. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio companies of the Investment Fund and the Fund may pay more for a Secondary Investment than it would have if it were also privy to such information.

Primary Investments. Primary Investments, or “primaries,” refer to interests in newly established Investment Funds. Primary Investments are made during the Investment Fund’s fundraising period in the form of capital commitments, which are then periodically called by the fund to finance underlying investments in operating companies during a predefined period. A fund’s capital account will typically exhibit a “J-curve,” undergoing a modest decline in the early portion of its lifecycle as expenses outweigh investment gains, with the trend typically reversing in the later portion of its lifecycle as underlying investments mature and are eventually realized. There can be no assurance that any or all Primary Investments made by the Fund will exhibit this pattern of investment returns and the realization of investment gains is dependent upon the performance and disposition of each underlying investment. Primary Investments typically range in duration from ten to twelve years, while underlying investments generally range in duration from three to seven years.

Seasoned primaries are primary fund investments made after an Investment Fund has already invested a certain percentage of its capital commitments (e.g., 25%, at the time of closing). Since the Investment Fund contains investments at the time the Fund invests, the Fund is able to accelerate its capital deployment compared to a typical primary fund investment and the Sub-Advisers are able to assess the attractiveness of the investments in the Investment Fund before making a capital commitment thereby reducing the blind-pool risk associated with a typical primary fund investment that has not made any investments.

Typically, private equity fund sponsors will not launch new funds that have the same focus more frequently than every two to four years. Private equity managers pursuing multiple strategies may offer multiple primary new funds each year but may not offer new funds within a given geography or that pursue a certain strategy in any particular year. Many new funds offered by top-tier private equity firms may be inaccessible due to high demand and, accordingly, may be unavailable for Primary Investments at any given time. As a result, having well-established relationships with fund sponsors is critically important for primary investors.

Portfolio Allocation – The Fund’s portfolio will be global and seek to capitalize on the Sub-Advisers’ global private equity investment platform, which has investment professionals located in the US, Europe and Asia. Global exposure across markets is expected to provide investors exposure to the large and broad global private equity market whereby the Fund may obtain co-investment exposure across multiple countries, economies and the unique structural economic attributes and cycles afforded through regional exposure.

It is expected that the Fund will make the majority of its investments in Direct Investments and Secondary Investments while Primary Investments will be a relatively smaller part of the Fund’s exposure. The Fund’s asset allocations may vary significantly over time.

Investment Interests generally involve capital commitments, with the unfunded component called over time. The Fund’s asset allocation ranges and commitment strategy may be adjusted periodically based on the Sub-Advisers’ analysis of the private equity market, the Fund’s existing portfolio at the relevant time, and other pertinent factors.

Small to Medium-Sized Companies – The Fund generally focuses on Investment Interests that provide exposure to companies considered to be small to medium-sized enterprises determined by using a company’s enterprise value. The Fund expects to predominately invest in companies that have an enterprise value between $50 million to $1 billion. This enterprise value size range reflects the focus of the Sub-Advisers’ global private equity investment platform.

Across the private equity industry, the number of private equity transactions with small to medium-sized companies far exceeds the number of transactions with large companies. However, the amount of capital seeking to commit to and eventually invest in large private equity investments far exceeds the amount of capital seeking to commit to and eventually invest in small and medium-sized private equity investments.

The Sub-Advisers believe that the larger number of small to medium-sized companies compared to large companies presents an opportunity to identify private equity investments that may be less competitive to access and potentially offer more attractive risk and reward characteristics.

Foreign Investments – The Fund may invest in Investment Interests that provide exposure to foreign issuers and borrowers, which include: (1) companies organized outside of the United States, including in emerging market countries; (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. These securities may be denominated, quoted in, or pay income in, U.S. dollars or in a foreign currency. The Fund is not limited in the amount of assets it may invest in such foreign investments.

Global exposure across markets is designed to provide investors exposures to the large and broad private equity market in the U.S. and internationally whereby the Fund can have exposure to investments across multiple countries, economies and access the unique structural economic attributes and cycles afforded through regional exposure.

United States – The U.S. is the most established and largest private equity market globally. Based on data sourced from Preqin Ltd, approximately $411 billion was committed on average annually from 2017-2025 to private equity funds based in the U.S. in which the private equity fund is primarily focused on either buyout, growth capital or venture capital private equity strategy. The allocation of the capital raised by private equity funds based in the U.S. from 2017 to 2025 was 62% targeting buyouts, 18% growth capital and 20% targeting venture capital. The Fund will seek to invest in the U.S. across private equity strategies.

Europe – Europe is a well-established private equity market, and the European economy is roughly the same size as the U.S. economy. The European markets are divided among many small businesses, and it is crucial that investors view Europe as a collection of markets as opposed to one homogenous market. The ongoing European economic integration and the expansion of the single market concept will generate add-on acquisition and exit opportunities through active cross-border M&A markets. The Sub-Advisers’ network in Europe consists of mostly specialist managers who focus on purchasing smaller companies

(often family and founder-owned businesses) with perceived significant upside potential. Europe’s inherent fragmentation is an attractive characteristic, providing geographic, as well as sector diversity and is an opportunity to deploy “buy-and-build” strategies to create incremental enterprise value. Based on data sourced from Preqin Ltd, from 2017 - 2025, private equity firms based in Europe have raised an average of $132 billion for their private equity funds. The allocation of capital for European private equity funds was 74% to buyouts and 12% to growth capital and 14% to venture capital private equity strategies. The Fund will emphasize buyout investments in Europe with some exposure to growth capital and to a lesser degree venture capital.

Asia – Asia is a fast growing and developing private equity market. Within Asia, China and India are the largest private equity markets whereby most private equity capital is focused on growth capital and venture capital private equity strategies. Based on Preqin Ltd data, over the nine years from 2017-2025, an annual average of $198 billion was raised by private equity funds targeting Asia. The allocation of private equity raised within Asia equated to 18% to buyouts, 23% to growth capital and 59% to venture capital private equity strategies. In Asia, the Fund will focus on growth capital and venture capital investments to capitalize on the region’s growth prospects with a strategy based on local business models and the growing middle class.

U.S. Government Securities - The Fund may invest in U.S. Government securities. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Leverage

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund is also permitted to obtain leverage through the issuance of preferred shares in an aggregate amount up to 50% of the Fund’s total assets immediately after giving effect to the leverage. The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund has entered into a revolving credit facility agreement with Schroders Financial Services Limited, an affiliate of the Sub-Advisers. The Fund may borrow under the line of credit for temporary or emergency purposes. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Sub-Advisers’ views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage may cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

In addition, while any senior securities remain outstanding, the Fund generally must make provisions to prohibit any distribution to the Fund’s shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratio at the time of the distribution or repurchase.

Investment Interests may also use leverage in their investment activities. Borrowings by Investment Interests are not subject to the asset coverage requirement discussed above. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Interests and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or at times during the global pandemic. In general, the use of leverage by Investment Interests or the Fund may increase the volatility of the Investment Interests or the Fund. See “Types of Investments and Related Risks —Leverage Risk.”

The Investment Process

The Sub-Advisers’ investment process applies a thorough and disciplined due diligence process to seek to select the most attractive and appropriate investment opportunities for the Fund. This process leverages the Sub-Advisers’ global private equity experience and knowledge and the ability to gain access to attractive private equity investment opportunities. The Sub-Advisers use their abilities and resources to assess and benchmark operational metrics with comparable businesses and private equity managers within existing and historical investments. The Sub-Advisers also extensively reference opportunities with a significant network within the private equity world. The Sub-Advisers’ global private equity investment team was one of the first to introduce ISAE 3402 Type II process standards to a private equity firm’s investment process, ensuring that the overall process adheres to consistent and high-quality standards.

The Sub-Advisers’ global private equity investment team is segmented into two teams: (1) private equity investment professionals that are active in driving the sourcing, due diligence, execution of private equity investment opportunities and post-investment monitoring (the “Investment Team”); and (2) the Investment Committee. The Investment Committee consists of senior private equity investment professionals who are responsible for overseeing the proper and consistent execution of the investment process and deciding which investment opportunities are approved for investment, which portfolios will invest in a particular investment opportunity and the allocation of capital by each portfolio to an investment opportunity. Investment Committee members do not sponsor or play an active role in the due diligence of an investment opportunity. Each Investment Team member is part of a strategy team (e.g., Asia, Europe, Global Innovation (venture capital), Secondaries, and U.S.) and a sector team (e.g., Consumer Discretionary and Consumer Staples, Healthcare, Industrials, Business Services and Information Technology). The combination of strategy and sector teams provide for one global private equity investment organization that seeks to actively interact and share perspectives and ideas across the platform. Each private equity portfolio is assigned to one or more senior investment professionals as a portfolio manager(s) (“Portfolio Managers”). Portfolio Managers can be either an Investment Team member or an Investment Committee member. The Portfolio Managers oversee the construction of a portfolio and the ongoing developments within a portfolio post investment execution. Portfolio Managers actively interact with members of the Investment Team to assess the applicability and appropriateness of an investment opportunity for a specific portfolio.

Potential investment opportunities are vetted through rigorous due diligence that follows a well-established investment process with four core phases: sourcing, assessment, execution and monitoring. Within the four phases, the investment process is customized to address the specific aspects associated with each private equity investment type and the unique issues presented by the specific investment project. ESG characteristics are considered in each stage of the investment process and help to identify issues that can potentially have a material impact on an asset’s risk or return profile. The Sub-Advisers consider ESG risks and opportunities using a proprietary framework and investments with strong ESG credentials and/or alignment with United Nations Sustainable Development Goals (“UN SDGs”) are viewed favorably. Some examples of ESG characteristics that may be considered include environmental topics such as how a company is managing climate change risks to its business; social considerations such as talent attraction/retention; and governance matters such as compensation and board composition. A serious breach of the Sub-Advisers’ ESG standards could lead the Sub-Advisers to not invest in a particular investment or to seek to divest from a particular investment. Conversely, the Fund may invest in an investment opportunity that does not have favorable ESG characteristics or high ESG ratings if the Sub-Advisers determine it is otherwise an appropriate investment for the Fund. The following further elaborates on each phase of the investment process.

Sourcing – Establishing access to attractive private equity investments is an important component of building a successful private equity portfolio and requires a proactive investment sourcing capability. The Sub-Advisers leverage their global private equity platform of experienced private equity professionals, more than 25 years as a successful global institutional private equity investor, and consistent and growing private equity investment activity across Direct Investments, Secondary Investments and Primary Investments to source high quality deal flow globally. Each sourced investment opportunity is screened by a member of the Investment Team to make an initial assessment of the investment opportunity’s attractiveness and appropriateness relative to its investment risk and return and ESG considerations.

Assessment – The assessment of each investment opportunity is segmented into two phases: pre-qualification and qualification. The pre-qualification phase is the initial due diligence effort of gathering, reviewing and assessing the key investment, ESG and portfolio risk and return drivers and factors to determine an investment opportunity’s relative attractiveness and whether additional diligence resources should be committed to the investment project in order to fully diligence an investment project. The pre-qualification phase generally concludes with a presentation of the investment opportunity by the relevant Investment Team members to the Investment Committee or the decline of the investment opportunity by either the relevant Investment Team members or the Investment Committee. The Investment Committee will provide its feedback (e.g., potential issues and concerns with the investment project), which will be an added component of the ongoing diligence efforts. It is at this stage of the investment process that the Fund may be identified as an interested investor based on its criteria established by the Board, its current portfolio exposures and its availability of investable capital.

The qualification phase entails further in-depth due diligence, which typically includes reference calls, meetings with the key organizations involved in or which may provide insights into the transaction, sourcing, reviewing and assessing additional documentation relevant to the investment project, an ESG assessment of the investment, and an initial review of legal documentation. Before an investment recommendation is made to the Investment Committee, the relevant Investment Team members will present their diligence findings and analysis to members of the Investment Committee to ensure any key diligence issues have been properly addressed. At this stage, the Portfolio Managers will confirm the Fund’s interest in the prospective investment and the investment’s suitability for the Fund’s portfolio. The qualification phase concludes with an investment recommendation to the Investment Committee and the Investment Committee members voting on the investment project for investment by specific portfolios and the amount of investment to be executed upon by each portfolio. If the Investment Committee does not provide approval, the investment opportunity is declined.

Execution – Once an investment project has received Investment Committee approval, the relevant Investment Team members will complete their outstanding diligence review and work with internal and external legal resources to negotiate and finalize the legal documentation and perform the required “know your investee” and anti-money laundering regulatory diligence. An investment is considered completed or closed when the Sub-Advisers have executed the transaction documentation that commits the Fund to acquire the issuers securities for a specified amount of capital.

Monitoring – The Sub-Advisers take an active role in the monitoring of existing investments. Each investment is assigned appropriate Investment Team personnel to actively monitor developments related to an investment. Each investment is monitored for its progress relative to its return and risk expectations as outlined at the point of its investment approval. In addition, each investment is monitored for changes and developments with regards to ESG and whether the investment or associated private equity manager is adopting ESG practices that will further enhance the investment’s ESG profile. The Sub-Advisers use engagement practices with funds and portfolio companies to encourage and enforce positive ESG practices.

Exemptive Relief

To the extent permitted by law, the Fund intends to co-invest in Investment Interests with other Schroders-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other Schroders-advised funds and clients. The Advisers and the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in Investment Interests. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such Investment Interests. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

Investment Policies

The Fund will not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and the rules and regulations thereunder as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction. This policy is fundamental and may not be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets, which means net assets plus the amount of any borrowings for investment purposes, in investments of the type suggested by its name, as set forth in the Fund’s Investment Objective and Strategies section (“80% Policy”). This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s 80% Policy is fundamental and may not be changed without shareholder approval. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Trustees.

Definition of Rule 35d-1 Term in Fund Name [Text Block]		The name of the Fund may be changed at any time by a vote of the Fund’s Board of Trustees.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets, which means net assets plus the amount of any borrowings for investment purposes, in investments of the type suggested by its name, as set forth in the Fund’s Investment Objective and Strategies section (“80% Policy”). This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s 80% Policy is fundamental and may not be changed without shareholder approval. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Trustees.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]		In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets, which means net assets plus the amount of any borrowings for investment purposes, in investments of the type suggested by its name, as set forth in the Fund’s Investment Objective and Strategies section (“80% Policy”).
Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund.

Principal Risks of Investing in the Fund

●	Active Investment Management Risk. The risk that, if the Sub-Advisers’ investment strategy does not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends upon the performance of the portfolio managers and selected strategies, the adherence by the Investment Managers to such selected strategies, the instruments used by such Investment Managers and the Sub-Advisers’ ability to select Investment Managers and strategies and effectively allocate Fund assets among them. The Fund is organized to provide shareholders with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Interests. There is no guarantee that the Fund’s investment objective will be achieved.

●	Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by the Sub-Advisers, an Investment Interest may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Sub-Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Sub-Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in Investment Interests with other Schroders-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other Schroders-advised funds and clients. The Advisers and the Fund received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in Investment Interests. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such Investment Interests. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain Investment Interests could represent a risk to the Fund’s ability to achieve the desired investment returns.

●	Private Equity Investment Risk. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by Investment Funds and Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. In certain instances, a private company or other issuer may, among other things, terminate an Investment Fund’s interest in that company or issuer (causing a forfeiture of all or a portion of such interest) if the Investment Fund fails to satisfy any capital call by that company or issuer.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s, the Adviser’s and/or the Sub-Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund, the Adviser’s and/or the Sub-Advisers’ business. There can be no assurances that the Fund, the Adviser or the Sub-Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

The Fund’s investment portfolio will consist of Investment Interests that hold securities issued primarily by privately held companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Investment Interests that hold securities issued primarily by privately held companies typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Investment Interests, as well as the underlying private companies in which the Investment Interests invest, tend to be more illiquid and highly speculative. The underlying private companies may be domiciled in U.S. or non-U.S. jurisdictions.

The securities in which an Investment Manager may invest may be among the most junior in an operating company’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect such investments.

An Investment Manager’s underlying investments, depending upon strategy, may be in operating companies whose capital structures are highly leveraged. Such investments involve a high degree of risk to the extent that adverse fluctuations in the cash flow of such operating companies, or increased interest rates, may impair the companies’ ability to meet their obligations, which may accelerate and magnify declines in the value of any such investments in a down market.

Private funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in the Fund. Shareholders will effectively bear two layers of expenses: expenses of the Fund and indirect expenses of the Investment Interests. In addition, to the extent that the Fund invests in an Investment Interest that is itself a “fund of funds,” the Fund would effectively bear a third layer of expenses. These fees may cause the Fund’s returns to be lower than would be if the Fund were not subject to such fees. The fees paid by Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains, which are considered performance fees. The Fund will bear its proportionate share of the management fees and other expenses that are charged by an Investment Interest in addition to the management fees and other expenses paid by the Fund. Investment Funds may receive performance fees even if other of the Investment Funds that the Fund invests in or overall performance of the Fund is negative.

A Shareholder in the Fund that meets the eligibility conditions imposed by one or more of the Investment Interests, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in such Investment Interests. By investing in the Investment Interests through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. Additionally, Investment Interests generally charge asset-based fees and incentive fees that may be higher than those of other types of securities, which may adversely affect the Investment Interests’ performance.

The Fund may have challenges in monitoring operations and performance of private funds due to the inability to access information about private fund investments and valuations. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

Fund shareholders will have no right to receive information about the Investment Interests or Investment Managers, including Investment Interest holdings, liquidity and valuation, and will have no recourse against Investment Interests or their Investment Managers.

The Fund and its Investment Interests are subject to risks associated with legal and regulatory changes applicable to the private equity industry and private equity funds.

Investment Managers may invest the assets of Investment Interests in early-stage venture capital which may result in or contribute to significant losses to the Fund.

Investment Interests held by the Fund generally involve capital commitments, with the unfunded component called over time. As a result, the Fund may maintain a sizeable cash and cash equivalent position in anticipation of satisfying capital calls from Investment Interests. The overall impact on performance due to holding a portion of the Fund’s assets in cash and cash equivalents could be negative.

Secondary Investments may be acquired based on incomplete or imperfect information, which may expose the Fund to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized market price means that the Fund cannot be assured that it is paying an appropriate purchase price in connection with Secondary Investments.

Secondary Investments may be acquired at a discount to an Investment Interest’s NAV. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its monthly NAV, since any such discounted Secondary Investment will be marked to its NAV, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for its Secondary Investments.

While the Sub-Advisers will conduct independent due diligence before executing a Direct Investment, the Fund’s ability to realize a profit on Direct Investments will be particularly reliant on the expertise of the lead investor. To the extent that the lead investor assumes control of the operating company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operations of the operating company. The Fund’s ability to dispose of such investments is typically very limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment.

●	Lack of Liquidity for Private Funds. Private funds may invest in securities and derivatives that often do not have a liquid market. For instance, private funds may implement credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, private funds may impose lock-up periods, withdrawal fees, redemption gates or other measures that impact liquidity.

This lack of liquidity for private funds creates several risks. First, it makes it difficult for the Sub-Advisers to determine if the private fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the private fund were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such private funds by other investors will cause reductions in the net asset value of those private funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a private fund will not honor the Fund’s liquidity expectations. Private funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, private funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a private fund is the Sub-Advisers’ inability to re-allocate the Fund’s assets as dynamically as the Sub-Advisers may otherwise desire. This limitation exists even when a private fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these private funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among private funds is limited.

The Sub-Advisers have no control over the liquidity of private funds and depend on the private funds to provide appropriate valuations as well as liquidity. In some cases, the Sub-Advisers will allocate Fund assets to private funds that later impose liquidity constraints making it impossible to terminate them as desired by the Sub-Advisers. Restrictions on liquidity imposed by the private funds may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a private fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such private funds. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those private funds which provide such liquidity. In certain cases, other investors in a private fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment in such private funds.

●	“J-Curve” Performance Risk. Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Sub-Advisers believe that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

●	Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. These events may adversely affect the value of the Fund’s investments, which are particularly sensitive to these types of market risks given increased globalization and interconnectedness of markets. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The interconnectedness of certain markets, particularly the markets for novel or emerging products or services, and the related impacts on economies, markets and issuers, as well as the systemic risk of those markets, may not be known until a future time, making it difficult to predict the potential impact of adverse events in those markets on the Fund or the Fund’s investments.

●	Venture Capital. An Investment Fund may invest and the Fund may co-invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

●	Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

●	Sector Concentration Risk. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration. The Fund expects to focus its investments in the information technology, healthcare, consumer discretionary and consumer staples, business services and industrials sectors.

Healthcare Sector Risk. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments, and their products may quickly become obsolete. The profitability of healthcare-related companies may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. The expiration of patents may adversely affect the profitability of these companies. Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.

Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Further, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability.

In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business.

Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities.

Information Technology Sector Risk. The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Consumer Discretionary and Consumer Staples Sector Risk. Companies in the consumer discretionary and consumer staples sectors are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer sectors may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Business Services Risk. Companies in the business services sector can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

Industrials Sector Risk. The Fund's performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of more broadly diversified funds. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, government regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

●	Foreign Investments Risk. Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

o	changes in currency exchange rates

o	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

o	increased volatility

o	substantially less volume on foreign stock markets and other securities markets

o	higher commissions and dealer mark-ups

o	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

o	less uniform accounting, auditing and financial reporting standards

o	less publicly available information about a foreign issuer or borrower

o	less government regulation and oversight

o	unfavorable foreign tax laws

o	political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions)

o	differences in individual foreign economies

o	geopolitical events (including wars, military conflicts, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed on one or more countries in which the Fund may invest could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Economic uncertainty relating to market or policy developments, such as the imposition of tariffs, may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

●	Regional/Country Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities – Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

●	Illiquid and Restricted Securities Risks. The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s and/or Sub-Advisers’ judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune times and/or disadvantageous prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest.

Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

●	Investment Interests Not Subject to 1940 Act Risk. The Investment Interests in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Investment Interests. The Investment Interests’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholders may have limited information about the Investment Interests in which the Fund is investing, including with respect to the Investment Interests’ holdings, liquidity and valuation.

●	Leverage Risk. Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

●	Valuation of Private Investments Risk. The Fund’s ownership interests in private investments are not publicly traded and the Fund uses internal pricing methodologies to provide pricing information for private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Certain of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Fund’s portfolio investments regarding their valuations, the Fund’s ability to accurately calculate its net asset value will likely be impaired. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

The Fund relies primarily on information provided by Investment Managers of Investment Funds in valuing the Fund’s investments in such Investment Funds. There is a risk that inaccurate valuations provided by Investment Managers of Investment Funds could adversely affect the value of the Fund’s Shares. In addition, there can be no assurance that an Investment Manager of an Investment Fund will provide advance notice of any material change in such Investment Fund’s investment program or policies, therefore the Fund may be subject to additional risks, which may not be promptly identified by the Sub-Advisers.

●	Valuations Subject to Adjustment. The Fund determines its month end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. These events could potentially cause illiquidity and volatility in global financial markets that disrupt business operations of underlying portfolio companies as well as market expectations, the impact of which may not be accurately reflected in the daily valuations of the Investment Funds and/or their underlying holdings. The Valuation Designee will use commercially reasonable efforts to fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Additionally, shareholders should be cognizant that since the Fund and the Investment Funds largely hold illiquid private investments, the valuations of these assets typically lag compared to investments in the public markets in both rising and falling markets. The lag that private investments valuations exhibit could be exacerbated for the Fund since the Investment Funds may not adjust capital statements for market movements during intra-quarter periods. Shareholders should consider the lag effect that comes with valuing private investments, particularly during times of heightened volatility. The lag as compared to the public markets may impact valuation and pricing of the Shares and could result in a positive or negative effect on shareholders depending on the direction of the market movements and the nature of shareholder transactions.

●	Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities.

●	Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. To the extent the Fund, at times, uses over-commitment strategy, such strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

●	General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

●	ESG Integration Risk. The financially material ESG considerations that may be evaluated as part of the Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific ESG characteristics to the investment process varies across asset classes, sectors and strategies. ESG issues are one of several factors that may be considered by the portfolio manager(s) and as a result, the companies (or issuers) in which the Fund invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings. Some examples of ESG research that may be considered include environmental topics such as how a company is managing climate change risks to its business; social considerations such as talent attraction/retention; and governance matters such as compensation and board composition. ESG issues may be evaluated differently by different portfolio manager(s) and may not carry the same meaning to all investors and portfolio manager(s). While the portfolio manager(s) believe that the integration of material ESG characteristics into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, there is no guarantee that the integration of ESG characteristics will result in better performance. The analysis of ESG characteristics is subjective and investors can differ in their views of what constitutes positive or negative ESG characteristics. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. Further, the regulatory landscape with respect to ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to ESG integration.

●	Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Interests or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

●	Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

●	Non-Diversification Risk. The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

●	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

●	Valuation Risk. Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

●	Non-Listed Closed-End Fund Structure Risks. The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to certain restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfers of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

●	Repurchase Offers Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 75 days or fewer prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be the same as the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased when such shareholders tender their shares. It is possible that general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund prior to the Fund repurchasing such Shares. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investment Interests are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

●	Use of Cash or Money Market Investments. The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Other Risks Relating to the Fund

●	Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based fee allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

●	Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Advisers would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

●	Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

●	Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

●	Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

●	Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

●	Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

●	Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and may be affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

●	Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

●	Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Emerging market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities in emerging markets. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine and the conflict between Israel and Hamas), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

●	Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk – The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

●	Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Advisers’ ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Advisers’ judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

●	Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Interests in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Interest, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

●	Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years and on which the Fund paid no U.S. federal income tax, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

●	Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. Additionally, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess.

●	Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

●	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

No Public Trading [Text Block]		no public market exists for the Shares, and no such market is expected to develop in the foreseeable future
No Trading History [Text Block]		The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and, therefore, generally will not be personally liable for the Fund’s debts or obligations.

Share Classes

The Adviser has received exemptive relief from the SEC that permits the Fund to issue multiple classes of shares. The Fund currently offers three classes of Shares, Class A, Class I and Class SDR. In the future, the Fund may offer other classes of Shares as well. Each additional class of Shares will have certain differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution fees and transfer agency fees that each class may be charged.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit. The Fund does not intend to issue preferred Shares as of the date of this Prospectus.

Preferred Shares could be issued with rights and preferences that would adversely affect shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	102,747
Class I Shares of Beneficial Interest	Unlimited	None	742,000
Class SDR Shares of Beneficial Interest	Unlimited	None	4,713,314

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Investment Management Agreement, HFMC is not liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Pursuant to the investment sub-advisory agreement, SIMNA shall exercise its best judgment in rendering services under the sub-advisory agreement. SIMNA shall not be liable for any error of judgment or mistake of law or for any loss suffered by HFMC or the Fund in connection with the matters to which the sub-advisory agreement relates except a loss resulting from SIMNA’s willful misfeasance, bad faith or negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the sub-advisory agreement, provided, however, that nothing in the sub-advisory agreement shall be deemed to protect SIMNA against any liability to HFMC or its affiliates for, and SIMNA shall indemnify and hold harmless HFMC against claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) resulting from: (1) SIMNA causing the Fund to be in material violation of any applicable federal or state law, rule or regulation or in violation of any investment policy set forth in the Fund’s current registration statement; (2) any untrue statement of a material fact contained in the registration statement or certain other materials or the omission to state therein a material fact known to SIMNA that was required to be stated therein or necessary to make the statements therein not misleading, if the statement or omission was made in reliance upon information provided by SIMNA in writing for use in such materials; (3) a material breach of the investment sub-advisory agreement; or (4) any willful misfeasance, bad faith, negligence or reckless disregard on the part of SIMNA in the performance of its duties and obligations under the investment sub-advisory agreement (except to the extent that the loss results from HFMC’s or the Fund’s willful misfeasance, bad faith, negligence, or reckless disregard in the performance of their respective duties and obligations under the sub-advisory agreement or the investment management agreement).

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Appointment of Trustees; Vacancies; Removal

As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) (i) with or without cause, by at least two-thirds (66 2/3%) of the remaining Trustees; or (ii) with or without cause, at any meeting of shareholders, by at least two-thirds (66 2/3%) of the outstanding shares of the Fund.

Action by Shareholders

The By-Laws provide that shareholder action can be taken at a meeting of shareholders or by written consent in lieu of a meeting, provided that the consent is authorized in writing by the holders of outstanding Shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all Shares entitled to vote on that action were present and voted. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.

Amendment of Declaration of Trust and By-Laws

Pursuant to the Declaration of Trust, the Board may, subject to the provisions of the 1940 Act, amend the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and By-Laws, the Board has the power to amend or repeal the By-Laws or adopt new By-Laws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]

DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends, if any, from net investment income of the Fund and capital gains of the Fund are normally declared and paid annually. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Investment Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s relatively high expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires regular dividend income.

Notwithstanding the foregoing, the Board has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, the Fund reserves the right to change its dividend distribution policy at the discretion of its Board.

To the extent that any portion of the Fund’s distributions are considered a return of capital to shareholders, such portion would not be considered dividends for U.S. federal income tax purposes, and would represent a return of the amounts that such shareholders invested. Although such return of capital distributions are not currently taxable to shareholders, such distributions will have the effect of lowering a shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits and as return of capital thereafter. This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratios. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board.

Each year, a statement on Form 1099-DIV (or Form 1099-B, as applicable) identifying the sources of the distributions (i.e., paid from ordinary income, paid from net capital gains on the sale of securities, and/or a return of capital, which is a nontaxable distribution) will be furnished to shareholders subject to IRS reporting. Fund ordinary distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. To the extent that the Fund pays distributions to shareholders using proceeds it receives from Fund distributions, such distributions generally would constitute a return of investor capital and generally will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment rather than a return of earnings or gains derived from the Fund’s investment activities. There can be no assurance that the Fund will be able to pay distributions at a specific rate or at all.

As discussed in the “Tax Matters” section, to qualify for and maintain RIC tax treatment, the Fund is required to distribute on a timely basis with respect to each tax year dividends for U.S. federal income tax purposes of an amount at least equal to the sum of 90% of “investment company taxable income” and net tax-exempt interest income, determined without regard to any deduction for dividends paid, for such tax year. To avoid certain excise taxes imposed on RICs, the Fund is required to distribute in respect of each calendar year dividends of an amount at least equal to the sum of (1) 98% of ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (adjusted for certain ordinary losses) generally for the one-year period ending on October 31 of the calendar year and (3) any ordinary income and capital gain net income for previous calendar years that were not distributed during such calendar years and on which the Fund paid no U.S. federal income tax. The Fund can offer no assurance that it will achieve results that will permit the payment of any cash distributions. If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes it to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Fund’s borrowings. Any such limitations would adversely impact the Fund’s ability to make distributions to shareholders.

Before investing you may want to consult your tax advisor.

Dividend Reinvestment Plan

Dividends and capital gains distributions are automatically reinvested, unless otherwise noted. You may notify the Transfer Agent in writing to:

●	Choose to receive dividends or distributions (or both) in cash; or
●	Change the way you currently receive distributions

If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the Fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. For assistance in establishing electronic funds transfer transactions, please call 1-888-660-3010.

Shares may be distributed in lieu of cash. The number of Shares that will be distributed in lieu of cash is determined by dividing the dollar amount of the distribution to be reinvested by the NAV as of the close of business on the day of the distribution. There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the dividend reinvestment plan at any time. Any expenses of the dividend reinvestment plan will be borne by the Fund.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at 1-888-660-3010.

Security Voting Rights [Text Block]

VOTING

Each shareholder has the right to cast a number of votes equal to the number of Shares held by such shareholder at a meeting of shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Management Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

Liquidation or Reorganization

To the extent authorized by law, the Fund reserves the right to discontinue offering Shares at any time, to merge or reorganize itself or a class of Shares, or to cease operations and liquidate at any time. A liquidation may have adverse tax consequences to Shareholders. If the Fund were to liquidate, shareholders would receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her Shares of the Fund. A shareholder would not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than his or her original investment.

Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Pursuant to the Investment Management Agreement, HFMC is not liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Pursuant to the investment sub-advisory agreement, SIMNA shall exercise its best judgment in rendering services under the sub-advisory agreement. SIMNA shall not be liable for any error of judgment or mistake of law or for any loss suffered by HFMC or the Fund in connection with the matters to which the sub-advisory agreement relates except a loss resulting from SIMNA’s willful misfeasance, bad faith or negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the sub-advisory agreement, provided, however, that nothing in the sub-advisory agreement shall be deemed to protect SIMNA against any liability to HFMC or its affiliates for, and SIMNA shall indemnify and hold harmless HFMC against claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) resulting from: (1) SIMNA causing the Fund to be in material violation of any applicable federal or state law, rule or regulation or in violation of any investment policy set forth in the Fund’s current registration statement; (2) any untrue statement of a material fact contained in the registration statement or certain other materials or the omission to state therein a material fact known to SIMNA that was required to be stated therein or necessary to make the statements therein not misleading, if the statement or omission was made in reliance upon information provided by SIMNA in writing for use in such materials; (3) a material breach of the investment sub-advisory agreement; or (4) any willful misfeasance, bad faith, negligence or reckless disregard on the part of SIMNA in the performance of its duties and obligations under the investment sub-advisory agreement (except to the extent that the loss results from HFMC’s or the Fund’s willful misfeasance, bad faith, negligence, or reckless disregard in the performance of their respective duties and obligations under the sub-advisory agreement or the investment management agreement).

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Security Preemptive and Other Rights [Text Block]		Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract.
Distributions May Reduce Principal [Text Block]		Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board.
Preferred Stock Restrictions, Other [Text Block]

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit. The Fund does not intend to issue preferred Shares as of the date of this Prospectus.

Rights Subject to Other than Majority Vote [Text Block]

Action by Shareholders

The By-Laws provide that shareholder action can be taken at a meeting of shareholders or by written consent in lieu of a meeting, provided that the consent is authorized in writing by the holders of outstanding Shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all Shares entitled to vote on that action were present and voted. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	102,747
Class I Shares of Beneficial Interest	Unlimited	None	742,000
Class SDR Shares of Beneficial Interest	Unlimited	None	4,713,314

Active Investment Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Active Investment Management Risk. The risk that, if the Sub-Advisers’ investment strategy does not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends upon the performance of the portfolio managers and selected strategies, the adherence by the Investment Managers to such selected strategies, the instruments used by such Investment Managers and the Sub-Advisers’ ability to select Investment Managers and strategies and effectively allocate Fund assets among them. The Fund is organized to provide shareholders with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Interests. There is no guarantee that the Fund’s investment objective will be achieved.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by the Sub-Advisers, an Investment Interest may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Sub-Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Sub-Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in Investment Interests with other Schroders-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other Schroders-advised funds and clients. The Advisers and the Fund received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in Investment Interests. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such Investment Interests. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain Investment Interests could represent a risk to the Fund’s ability to achieve the desired investment returns.

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Private Equity Investment Risk. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by Investment Funds and Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. In certain instances, a private company or other issuer may, among other things, terminate an Investment Fund’s interest in that company or issuer (causing a forfeiture of all or a portion of such interest) if the Investment Fund fails to satisfy any capital call by that company or issuer.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s, the Adviser’s and/or the Sub-Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund, the Adviser’s and/or the Sub-Advisers’ business. There can be no assurances that the Fund, the Adviser or the Sub-Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

The Fund’s investment portfolio will consist of Investment Interests that hold securities issued primarily by privately held companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Investment Interests that hold securities issued primarily by privately held companies typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Investment Interests, as well as the underlying private companies in which the Investment Interests invest, tend to be more illiquid and highly speculative. The underlying private companies may be domiciled in U.S. or non-U.S. jurisdictions.

The securities in which an Investment Manager may invest may be among the most junior in an operating company’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect such investments.

An Investment Manager’s underlying investments, depending upon strategy, may be in operating companies whose capital structures are highly leveraged. Such investments involve a high degree of risk to the extent that adverse fluctuations in the cash flow of such operating companies, or increased interest rates, may impair the companies’ ability to meet their obligations, which may accelerate and magnify declines in the value of any such investments in a down market.

Private funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in the Fund. Shareholders will effectively bear two layers of expenses: expenses of the Fund and indirect expenses of the Investment Interests. In addition, to the extent that the Fund invests in an Investment Interest that is itself a “fund of funds,” the Fund would effectively bear a third layer of expenses. These fees may cause the Fund’s returns to be lower than would be if the Fund were not subject to such fees. The fees paid by Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains, which are considered performance fees. The Fund will bear its proportionate share of the management fees and other expenses that are charged by an Investment Interest in addition to the management fees and other expenses paid by the Fund. Investment Funds may receive performance fees even if other of the Investment Funds that the Fund invests in or overall performance of the Fund is negative.

A Shareholder in the Fund that meets the eligibility conditions imposed by one or more of the Investment Interests, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in such Investment Interests. By investing in the Investment Interests through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. Additionally, Investment Interests generally charge asset-based fees and incentive fees that may be higher than those of other types of securities, which may adversely affect the Investment Interests’ performance.

The Fund may have challenges in monitoring operations and performance of private funds due to the inability to access information about private fund investments and valuations. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

Fund shareholders will have no right to receive information about the Investment Interests or Investment Managers, including Investment Interest holdings, liquidity and valuation, and will have no recourse against Investment Interests or their Investment Managers.

The Fund and its Investment Interests are subject to risks associated with legal and regulatory changes applicable to the private equity industry and private equity funds.

Investment Managers may invest the assets of Investment Interests in early-stage venture capital which may result in or contribute to significant losses to the Fund.

Investment Interests held by the Fund generally involve capital commitments, with the unfunded component called over time. As a result, the Fund may maintain a sizeable cash and cash equivalent position in anticipation of satisfying capital calls from Investment Interests. The overall impact on performance due to holding a portion of the Fund’s assets in cash and cash equivalents could be negative.

Secondary Investments may be acquired based on incomplete or imperfect information, which may expose the Fund to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized market price means that the Fund cannot be assured that it is paying an appropriate purchase price in connection with Secondary Investments.

Secondary Investments may be acquired at a discount to an Investment Interest’s NAV. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its monthly NAV, since any such discounted Secondary Investment will be marked to its NAV, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for its Secondary Investments.

While the Sub-Advisers will conduct independent due diligence before executing a Direct Investment, the Fund’s ability to realize a profit on Direct Investments will be particularly reliant on the expertise of the lead investor. To the extent that the lead investor assumes control of the operating company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operations of the operating company. The Fund’s ability to dispose of such investments is typically very limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment.

Lack Of Liquidity For Private Funds Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Lack of Liquidity for Private Funds. Private funds may invest in securities and derivatives that often do not have a liquid market. For instance, private funds may implement credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, private funds may impose lock-up periods, withdrawal fees, redemption gates or other measures that impact liquidity.

This lack of liquidity for private funds creates several risks. First, it makes it difficult for the Sub-Advisers to determine if the private fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the private fund were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such private funds by other investors will cause reductions in the net asset value of those private funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a private fund will not honor the Fund’s liquidity expectations. Private funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, private funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a private fund is the Sub-Advisers’ inability to re-allocate the Fund’s assets as dynamically as the Sub-Advisers may otherwise desire. This limitation exists even when a private fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these private funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among private funds is limited.

The Sub-Advisers have no control over the liquidity of private funds and depend on the private funds to provide appropriate valuations as well as liquidity. In some cases, the Sub-Advisers will allocate Fund assets to private funds that later impose liquidity constraints making it impossible to terminate them as desired by the Sub-Advisers. Restrictions on liquidity imposed by the private funds may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a private fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such private funds. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those private funds which provide such liquidity. In certain cases, other investors in a private fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment in such private funds.

"J-Curve" Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	“J-Curve” Performance Risk. Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Sub-Advisers believe that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. These events may adversely affect the value of the Fund’s investments, which are particularly sensitive to these types of market risks given increased globalization and interconnectedness of markets. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The interconnectedness of certain markets, particularly the markets for novel or emerging products or services, and the related impacts on economies, markets and issuers, as well as the systemic risk of those markets, may not be known until a future time, making it difficult to predict the potential impact of adverse events in those markets on the Fund or the Fund’s investments.

Venture Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Venture Capital. An Investment Fund may invest and the Fund may co-invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Sector Concentration Risk. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration. The Fund expects to focus its investments in the information technology, healthcare, consumer discretionary and consumer staples, business services and industrials sectors.

Healthcare Sector Risk. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments, and their products may quickly become obsolete. The profitability of healthcare-related companies may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. The expiration of patents may adversely affect the profitability of these companies. Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.

Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Further, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability.

In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business.

Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities.

Information Technology Sector Risk. The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Consumer Discretionary and Consumer Staples Sector Risk. Companies in the consumer discretionary and consumer staples sectors are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer sectors may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Business Services Risk. Companies in the business services sector can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

Industrials Sector Risk. The Fund's performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of more broadly diversified funds. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, government regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Foreign Investments Risk. Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

o	changes in currency exchange rates

o	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

o	increased volatility

o	substantially less volume on foreign stock markets and other securities markets

o	higher commissions and dealer mark-ups

o	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

o	less uniform accounting, auditing and financial reporting standards

o	less publicly available information about a foreign issuer or borrower

o	less government regulation and oversight

o	unfavorable foreign tax laws

o	political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions)

o	differences in individual foreign economies

o	geopolitical events (including wars, military conflicts, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed on one or more countries in which the Fund may invest could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Economic uncertainty relating to market or policy developments, such as the imposition of tariffs, may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

Regional/Country Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Regional/Country Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities – Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Illiquid And Restricted Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Illiquid and Restricted Securities Risks. The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s and/or Sub-Advisers’ judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune times and/or disadvantageous prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest.

Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Investment Interests Not Subject To 1940 Act Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Investment Interests Not Subject to 1940 Act Risk. The Investment Interests in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Investment Interests. The Investment Interests’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholders may have limited information about the Investment Interests in which the Fund is investing, including with respect to the Investment Interests’ holdings, liquidity and valuation.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Leverage Risk. Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Valuation Of Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Valuation of Private Investments Risk. The Fund’s ownership interests in private investments are not publicly traded and the Fund uses internal pricing methodologies to provide pricing information for private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Certain of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Fund’s portfolio investments regarding their valuations, the Fund’s ability to accurately calculate its net asset value will likely be impaired. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

The Fund relies primarily on information provided by Investment Managers of Investment Funds in valuing the Fund’s investments in such Investment Funds. There is a risk that inaccurate valuations provided by Investment Managers of Investment Funds could adversely affect the value of the Fund’s Shares. In addition, there can be no assurance that an Investment Manager of an Investment Fund will provide advance notice of any material change in such Investment Fund’s investment program or policies, therefore the Fund may be subject to additional risks, which may not be promptly identified by the Sub-Advisers.

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Valuations Subject to Adjustment. The Fund determines its month end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. These events could potentially cause illiquidity and volatility in global financial markets that disrupt business operations of underlying portfolio companies as well as market expectations, the impact of which may not be accurately reflected in the daily valuations of the Investment Funds and/or their underlying holdings. The Valuation Designee will use commercially reasonable efforts to fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Additionally, shareholders should be cognizant that since the Fund and the Investment Funds largely hold illiquid private investments, the valuations of these assets typically lag compared to investments in the public markets in both rising and falling markets. The lag that private investments valuations exhibit could be exacerbated for the Fund since the Investment Funds may not adjust capital statements for market movements during intra-quarter periods. Shareholders should consider the lag effect that comes with valuing private investments, particularly during times of heightened volatility. The lag as compared to the public markets may impact valuation and pricing of the Shares and could result in a positive or negative effect on shareholders depending on the direction of the market movements and the nature of shareholder transactions.

Indemnification Of Investment Funds, Investment Managers And Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities.

Termination Of The Funds Interest In An Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. To the extent the Fund, at times, uses over-commitment strategy, such strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	ESG Integration Risk. The financially material ESG considerations that may be evaluated as part of the Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific ESG characteristics to the investment process varies across asset classes, sectors and strategies. ESG issues are one of several factors that may be considered by the portfolio manager(s) and as a result, the companies (or issuers) in which the Fund invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings. Some examples of ESG research that may be considered include environmental topics such as how a company is managing climate change risks to its business; social considerations such as talent attraction/retention; and governance matters such as compensation and board composition. ESG issues may be evaluated differently by different portfolio manager(s) and may not carry the same meaning to all investors and portfolio manager(s). While the portfolio manager(s) believe that the integration of material ESG characteristics into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, there is no guarantee that the integration of ESG characteristics will result in better performance. The analysis of ESG characteristics is subjective and investors can differ in their views of what constitutes positive or negative ESG characteristics. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. Further, the regulatory landscape with respect to ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to ESG integration.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Interests or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Non-Diversification Risk. The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Valuation Risk. Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non Listed Closed End Fund Structure Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Non-Listed Closed-End Fund Structure Risks. The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to certain restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfers of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Repurchase Offers Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 75 days or fewer prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be the same as the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased when such shareholders tender their shares. It is possible that general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund prior to the Fund repurchasing such Shares. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investment Interests are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Use Of Cash Or Money Market Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Use of Cash or Money Market Investments. The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Substantial Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based fee allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In Kind Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Advisers would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse To The Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations On Transfer, Shares Not Listed, No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and may be affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Emerging market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities in emerging markets. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine and the conflict between Israel and Hamas), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk – The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Advisers’ ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Advisers’ judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Interests in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Interest, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations, Distributions To Shareholders And Potential Fund Level Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years and on which the Fund paid no U.S. federal income tax, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated With Cybersecurity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. Additionally, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory And Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		690 Lee Road
Entity Address, City or Town		Wayne
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19087
Contact Personnel Name		Thomas R. Phillips
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]		3.50%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Distribution/Servicing Fees [Percent]		0.70%
Acquired Fund Fees and Expenses [Percent]	[4]	1.99%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	2.74%
Total Annual Expenses [Percent]		6.93%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	2.34%
Net Expense over Assets [Percent]	[3],[6]	4.59%
Expense Example, Year 01		$ 79
Expense Example, Years 1 to 3		211
Expense Example, Years 1 to 5		338
Expense Example, Years 1 to 10		$ 634
General Description of Registrant [Abstract]
Annual Dividend Payment				$ (0.1)	[7]	$ (0.03)	$ (0.17)
NAV Per Share				10.52	[7]	15.37	11.88	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class A
Outstanding Security, Title [Text Block]			Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			102,747
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]	[4]	1.99%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	2.84%
Total Annual Expenses [Percent]		6.33%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	2.34%
Net Expense over Assets [Percent]	[3],[6]	3.99%
Expense Example, Year 01		$ 40
Expense Example, Years 1 to 3		166
Expense Example, Years 1 to 5		289
Expense Example, Years 1 to 10		$ 582
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.13)	[7]	(0.03)	(0.17)
NAV Per Share				10.49	[7]	15.35	11.85	10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I
Outstanding Security, Title [Text Block]			Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			742,000
Class SDR [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]	[4]	1.99%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	2.59%
Total Annual Expenses [Percent]		6.08%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	2.34%
Net Expense over Assets [Percent]	[3],[6]	3.74%
Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		159
Expense Example, Years 1 to 5		279
Expense Example, Years 1 to 10		$ 565
General Description of Registrant [Abstract]
Annual Dividend Payment				(0.13)	[7]	(0.03)	(0.17)
NAV Per Share				$ 10.49	[7]	$ 15.32	$ 11.85	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class SDR
Outstanding Security, Title [Text Block]			Class SDR Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,713,314

[1]	The expenses of administering the dividend reinvestment plan are included in “Total Other Expenses.” See “Dividend Reinvestment Plan.”
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first-in, first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”
[3]	As of August 1, 2026, the Adviser has contractually agreed to waive the Fund’s management fee in the amount of 0.50%. This waiver will remain in effect through July 31, 2027.
[4]	Represents estimated operating fees and expenses of the Investment Interests in which the Fund invests. Some or all of the Investment Interests in which the Fund invests charge carried interest, incentive fees or allocations based on the Investment Interests’ performance. The Investment Interests in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Interests may be reduced in part by amounts received by the Investment Interests’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Interests’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Interests as if all portfolio companies were sold at fair values. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Interests (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Interests) after refunds, excluding any performance-based fees or allocations paid by the Investment Interests that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Interests.
[5]	“Total Other Expenses” have been restated to reflect the estimated transfer agency fees for the current fiscal year.
[6]	The Adviser has contractually agreed to reimburse expenses to limit total net operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, sub-transfer agency fees payable by Hartford Administrative Services Company (“HASCO”) to the extent that such sub-transfer agency fees are a component of the transfer agency fee payable by the Fund to HASCO, acquired fund fees and expenses, interest expenses, and certain extraordinary expenses) to no more than 0.75% of the Fund’s average monthly net assets. This contractual arrangement will remain in effect at least until July 31, 2027 unless the Fund’s Board of Trustees approves its earlier termination.
[7]	Commenced operations on July 31, 2023.